Transfers and Servicing of Financial Assets (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Information regarding cash flows relating to loan sales with continuing involvement

The following table sets forth information regarding cash flows for the six months ended June 30, 2013 relating to loan sales in which the Company has continuing involvement:

Proceeds from new loan sales	$67,425
Proceeds from loan servicing fees	$7,652
Proceeds from servicing advances	$310
Repurchase and indemnification of previously sold loans	$—

The following table sets forth information regarding cash flows for the nine months ended September 30, 2013 and 2012 relating to loan sales in which the Company has continuing involvement:

	September 30,
	2013	2012
Proceeds from new loan sales	$5,984	$28,392
Proceeds from loan servicing fees	$14,017	$6,229
Proceeds from servicing advances	$704	$591
Repurchases and indemnifications of previously sold loans	$(322)	$—

The following table sets forth information regarding cash flows relating to loan sales in which the Company has continuing involvement:

	2012	2011
Cash Flows:
Proceeds from new loan sales	$28,391,912	$4,335,097
Servicing fees	$6,229,292	$2,623,678
Net servicing advances	$590,648	$137,548
Purchase of previously transferred financial assets	$—	$—
Year-End Information:
Unpaid principal balance, loans outstanding	$4,145,339,770	$1,316,048,814
Loans delinquent 90 or more days or in foreclosure	$11,349,867	$5,523,749
Loans delinquent 30-89 days	$61,075,698	$26,398,700

Information related to outstanding loans sold with continuing involvement

The following table sets forth information related to outstanding loans sold as of June 30, 2013 for which the Company has continuing involvement:

Unpaid principal balance	$7,588,261
Loans 30-89 days delinquent	$103,784
Loans delinquent 90 or more days or in foreclosure	$21,780

The following table sets forth information related to outstanding loans sold as of September 30, 2013 and December 31, 2012 for which the Company has continuing involvement:

	September 30, 2013	December 31, 2012
Total unpaid principal balance	$9,682,581	$4,145,340
Loans 30-89 days delinquent	$133,343	$61,076
Loans delinquent 90 or more days or in foreclosure	$26,130	$11,350

Key assumptions used in determining the fair value of MSRs as of the balance sheet date

The key assumptions (or range of assumptions) used in determining the fair value of the Company’s MSRs as of June 30, 2013 are as follows:

Discount rates	9.25% – 11.00%
Annual prepayment speeds (by investor type):
Purchased FNMA	20.9%
FNMA	8.5%
GNMA I	9.0%
GNMA II	8.0%
Cost of servicing (per loan)	$74

The key assumptions (or range of assumptions) used in determining the fair value of the Company’s MSRs as of September 30, 2013 and December 31, 2012 are as follows:

	September 30, 2013	December 31, 2012
Discount rates	9.25% - 11.00%	9.25% - 11.00%
Annual prepayment speeds (by investor type):
Purchased FNMA[1]	15.4%	31.8%
FNMA	7.8%	12.0%
GNMA I	8.1%	15.0%
GNMA II	7.5%	10.8%
FHLMC	7.8%	N/A
Cost of servicing (per loan)	$74	$73

1	Represents older, higher interest rate loans acquired from the Company’s merger with Swain in 2009.

Assumptions Used in Determining Fair Value of MSRs

The key assumptions (or range of assumptions) used in determining the fair value of the Company’s MSRs at initial recognition during the six months ended June 30, 2013 are as follows:

Discount rates	9.25% – 11.00%
Annual prepayment speeds (by investor type):
Purchased FNMA	20.9% – 29.7%
FNMA	8.5% – 10.4%
GNMA I	9.0% – 12.9%
GNMA II	8.0% – 9.3%
Cost of servicing (per loan)	$73 – 74

The key assumptions (or range of assumptions) used in determining the fair value of the Company’s MSRs at initial recognition during the three and nine months ended September 30, 2013 and 2012 are as follows:

	Three Months Ended September 30		Nine Months Ended September 30
	2013	2012	2013	2012
Discount rates	9.25% - 11.00%	8.00% - 11.00%	9.25% - 11.00%	8.00% - 11.00%
Annual prepayment speeds (by investor type):
Purchased FNMA[1]	14.7% - 16.6%	27.9% - 29.4%	14.7% - 28.0%	16.8% - 29.4%
FNMA	8.1% - 8.2%	11.5% - 14.3%	8.1% - 10.4%	6.0% - 13.2%
GNMA I	8.0% - 8.1%	11.2% - 13.4%	8.0% - 12.9%	6.7% - 13.4%
GNMA II	7.4% - 7.6%	8.7% - 10.9%	7.4% - 9.3%	6.0% - 11.3%
FHLMC	7.8%	N/A	7.8%	N/A
Cost of servicing (per loan)	$74	$70	$73 - $74	$70 - $90

1	Represents older, higher interest rate loans acquired from the Company’s merger with Swain in 2009.

The key assumptions used in determining the fair value of MSRs when they are initially recognized are as follows:

	2012	2011
Discount rates	9.25%-11.00%	8.00%-11.00%
Annual prepayment speeds (by investor type):
Purchased FNMA[1]	31.8%	17.1%
FNMA	12.0%	6.3%
GNMA I	15.0%	6.7%
GNMA II	10.8%	6.0%
Cost of servicing	$73	$91

1	Represents older, higher interest rate loans acquired from our merger with Swain during 2009.

Hypothetical effect of an adverse change in key assumptions

The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows as of June 30, 2013:

Discount rates:
Impact of discount rate + 1%	$(4,902)
Impact of discount rate + 2%	$(9,376)
Impact of discount rate + 3%	$(13,474)
Prepayment speeds:
Impact of prepayment speed * 105%	$(2,162)
Impact of prepayment speed * 110%	$(4,255)
Impact of prepayment speed * 120%	$(8,240)
Cost of servicing:
Impact of cost of servicing * 105%	$(717)
Impact of cost of servicing * 110%	$(1,434)
Impact of cost of servicing * 120%	$(2,868)

The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows as of September 30, 2013 and December 31, 2012:

	September 30, 2013	December 31, 2012
Discount rates:
Impact of discount rate + 1%	$(6,737)	$(2,071)
Impact of discount rate + 2%	$(12,876)	$(3,953)
Impact of discount rate + 3%	$(18,488)	$(5,671)

Prepayment speeds:
Impact of prepayment speed * 105%	$(2,777)	$(1,278)
Impact of prepayment speed * 110%	$(5,465)	$(2,505)
Impact of prepayment speed * 120%	$(10,591)	$(4,819)

Cost of servicing:
Impact of cost of servicing * 105%	$(947)	$(415)
Impact of cost of servicing * 110%	$(1,894)	$(830)
Impact of cost of servicing * 120%	$(3,789)	$(1,659)

The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows at December 31:

	2012	2011
Discount rate
Effect on value- 1% adverse change	$(2,071,000)	$(935,000)
Effect on value- 2% adverse change	$(3,953,000)	$(1,785,000)
Prepayment speeds
Effect on value- 5% adverse change	$(1,278,000)	$(266,000)
Effect on value- 10% adverse change	$(2,505,000)	$(526,000)
Cost of servicing
Effect on value- 5% adverse change	$(415,000)	$(279,000)
Effect on value- 10% adverse change	$(830,000)	$(558,000)